Expense Example - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - Test_BLK_136	May 19, 2023 USD ($)
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Expense Example:
1 year	$ 20
3 years	70
5 years	130
10 years	308
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Expense Example:
1 year	195
3 years	300
5 years	425
10 years	789
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Expense Example:
1 year	26
3 years	94
5 years	185
10 years	$ 453